Other Financial Liabilities - Summary of Detail of Finance Lease Obligations (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	$ 2,166,275	$ 1,799,788
Non current finance lease liabilities	$ 12,310,175	$ 12,809,126
Chile [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.49%	6.90%
Less than 90 Days [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	$ 528,847	$ 439,377
More than 90 Days [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	1,637,428	1,360,411
One to Two Years [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease liabilities	2,307,082	2,459,000
Two to Three Years [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease liabilities	2,457,043	1,916,774
Three to Four Years [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease liabilities	2,616,750	2,041,364
Four to Five Years [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease liabilities	$ 4,929,300	2,174,053
More Than Five Years [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease liabilities		$ 4,217,935
Enel Generacin Chile S.A. [Member] | Chile [Member] | Transelec S A [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.50%	6.50%
Current finance lease liabilities	$ 2,166,275	$ 1,799,788
Non current finance lease liabilities	12,310,175	12,809,126
Enel Generacin Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Transelec S A [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	528,847	439,377
Enel Generacin Chile S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Transelec S A [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	1,637,428	1,360,411
Enel Generacin Chile S.A. [Member] | One to Two Years [Member] | Chile [Member] | Transelec S A [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease liabilities	2,307,082	2,459,000
Enel Generacin Chile S.A. [Member] | Two to Three Years [Member] | Chile [Member] | Transelec S A [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease liabilities	2,457,043	1,916,774
Enel Generacin Chile S.A. [Member] | Three to Four Years [Member] | Chile [Member] | Transelec S A [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease liabilities	2,616,750	2,041,364
Enel Generacin Chile S.A. [Member] | Four to Five Years [Member] | Chile [Member] | Transelec S A [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease liabilities	$ 4,929,300	2,174,053
Enel Generacin Chile S.A. [Member] | More Than Five Years [Member] | Chile [Member] | Transelec S A [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease liabilities		$ 4,217,935